Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 1,134,000	$ 7,550,000
Inventory	2,733,000	2,186,000
Returns asset	93,000	1,621,000
Prepaid expenses and other current assets	1,219,000	120,000
Total Current Assets	7,620,000	16,763,000
Property and equipment, net	252,000	284,000
Other non-current assets	90,000	124,000
Intangible assets, net	315,000	345,000
Goodwill	4,418,000	786,000
Total Assets	12,695,000	18,302,000
Current Liabilities
Accounts payable	1,996,000	3,808,000
Accrued expenses	3,295,000	4,224,000
Refund due to customer	1,232,000	38,000
Reserve for sales returns	521,000	3,355,000
Warrant liability		16,603,000
Other current liabilities	62,000	145,000
Total Current Liabilities	9,250,000	28,438,000
Total Liabilities	9,885,000	28,823,000
Commitments and Contingencies
Shareholders’ (Deficit) Equity
Preferred stock, $1.00 par value; 1,000,000 shares authorized; no shares issued and outstanding
Common stock $0.01 par value; 100,000,000 shares authorized; 470,825 and 32,090 shares issued and outstanding at December 31, 2024 and 2023.	25,000	5,000
Additional paid-in capital	63,854,000	39,682,000
Accumulated deficit	(58,948,000)	(49,172,000)
Non-controlling interest	(1,363,000)	(1,036,000)
Treasury stock, 10,990 and 0 shares reserved at June 30, 2025 and December 31, 2024	(758,000)
Total Algorhythm Holdings Shareholders’ (Deficit) Equity	2,810,000	(10,521,000)	$ 7,578,000
Total Liabilities and Shareholders’ (Deficit) Equity	12,695,000	18,302,000
Previously Reported [Member]
Current Assets
Cash		7,550,000	6,703,000
Inventory		2,186,000	6,871,000
Returns asset		1,621,000	1,919,000
Prepaid expenses and other current assets		120,000	136,000
Total Current Assets		16,763,000	23,206,000
Property and equipment, net		284,000	404,000
Operating leases - right of use assets		95,000	3,926,000
Other non-current assets		29,000	179,000
Intangible assets, net		345,000
Goodwill		786,000	(0)
Total Assets		18,302,000	27,715,000
Current Liabilities
Accounts payable		3,808,000	7,616,000
Accrued expenses		4,224,000	2,614,000
Refund due to customer		38,000	1,743,000
Customer prepayments			687,000
Reserve for sales returns		3,355,000	3,390,000
Warrant liability		16,603,000
Other current liabilities		145,000	159,000
Total Current Liabilities		28,438,000	16,209,000
Operating lease liabilities, net of current portion			3,925,000
Other liabilities			3,000
Total Liabilities		28,823,000	20,137,000
Commitments and Contingencies
Shareholders’ (Deficit) Equity
Preferred stock, $1.00 par value; 1,000,000 shares authorized; no shares issued and outstanding
Common stock $0.01 par value; 100,000,000 shares authorized; 470,825 and 32,090 shares issued and outstanding at December 31, 2024 and 2023.		5,000
Additional paid-in capital		39,682,000	33,493,000
Accumulated deficit		(49,172,000)	(25,915,000)
Non-controlling interest		(1,036,000)
Total Algorhythm Holdings Shareholders’ (Deficit) Equity		(10,521,000)	7,578,000
Total Liabilities and Shareholders’ (Deficit) Equity		18,302,000	27,715,000
Nonrelated Party [Member]
Current Assets
Accounts receivable	2,317,000	4,373,000
Current Liabilities
Promissory note payable	379,000
Nonrelated Party [Member] | Previously Reported [Member]
Current Assets
Accounts receivable		4,373,000	7,308,000
Related Party [Member]
Current Assets
Accounts receivable	124,000	212,000
Note receivable		701,000
Current Liabilities
Promissory note payable	1,500,000
Notes payable	265,000	265,000
Notes payable to related parties, net of current portion	385,000	385,000
Promoissory note payable - SemiCab, Inc., net of current portion	$ 250,000
Related Party [Member] | Previously Reported [Member]
Current Assets
Accounts receivable		212,000	269,000
Note receivable		701,000
Current Liabilities
Notes payable		265,000
Notes payable to related parties, net of current portion		$ 385,000